UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08189
J.P. Morgan Fleming Mutual Fund Group, Inc.
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Mid Cap Value Fund

Class A Shares/Ticker: JAMCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class A Shares)	$56	1.09%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAMCX-1225
JPMorgan Mid Cap Value Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Mid Cap Value Fund

Class C Shares/Ticker: JCMVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class C Shares)	$82	1.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCMVX-1225
JPMorgan Mid Cap Value Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Value Fund
Class I Shares/Ticker: JMVSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class I Shares)	$43	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVSX-1225
JPMorgan Mid Cap Value Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Value Fund
Class L Shares/Ticker: FLMVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class L Shares)	$36	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
FLMVX-1225
JPMorgan Mid Cap Value Fund - Class L
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Value Fund
Class R2 Shares/Ticker: JMVZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R2 Shares)	$69	1.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVZX-1225
JPMorgan Mid Cap Value Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Value Fund
Class R3 Shares/Ticker: JMVPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R3 Shares)	$56	1.10%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVPX-1225
JPMorgan Mid Cap Value Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Mid Cap Value Fund

Class R4 Shares/Ticker: JMVQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R4 Shares)	$44	0.85%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVQX-1225
JPMorgan Mid Cap Value Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Mid Cap Value Fund

Class R5 Shares/Ticker: JMVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R5 Shares)	$36	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVRX-1225
JPMorgan Mid Cap Value Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Mid Cap Value Fund

Class R6 Shares/Ticker: JMVYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R6 Shares)	$31	0.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,295,555
Total number of portfolio holdings	98
Portfolio turnover rate	27%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVYX-1225
JPMorgan Mid Cap Value Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Mid Cap/Multi-Cap Funds
December 31, 2025 (Unaudited)
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 1.7%
BWX Technologies, Inc.	672	116,121
Howmet Aerospace, Inc.	736	151,028
RTX Corp.	661	121,178
		388,327
Automobiles — 4.0%
Tesla, Inc. *	2,017	907,090
Biotechnology — 4.4%
Alnylam Pharmaceuticals, Inc. *	465	184,982
Gilead Sciences, Inc.	1,156	141,912
Insmed, Inc. *	1,563	272,000
Natera, Inc. *	742	169,902
Neurocrine Biosciences, Inc. *	1,211	171,790
Nuvalent, Inc., Class A *	415	41,683
uniQure NV (Netherlands) * (a)	586	14,025
		996,294
Broadline Retail — 4.6%
Amazon.com, Inc. *	4,516	1,042,335
Building Products — 0.9%
Trane Technologies plc	496	193,169
Capital Markets — 3.7%
Blackstone, Inc.	834	128,580
Goldman Sachs Group, Inc. (The)	360	316,268
Interactive Brokers Group, Inc., Class A	1,906	122,562
Intercontinental Exchange, Inc.	411	66,569
Robinhood Markets, Inc., Class A *	1,790	202,517
		836,496
Communications Equipment — 0.7%
Ciena Corp. *	693	162,181
Construction & Engineering — 1.6%
Comfort Systems USA, Inc.	155	144,712
Quanta Services, Inc.	544	229,399
		374,111
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc.	190	105,234
Walmart, Inc.	1,233	137,342
		242,576
Electrical Equipment — 1.1%
AMETEK, Inc.	902	185,308
Canva, Inc. ‡ * (b)	9	14,260
INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — continued
Databricks ‡ * (b)	188	35,690
Openai ‡ * (b)	26	11,267
		246,525
Energy Equipment & Services — 0.6%
TechnipFMC plc (United Kingdom)	3,239	144,350
Entertainment — 3.6%
Netflix, Inc. *	3,995	374,598
ROBLOX Corp., Class A *	838	67,908
Spotify Technology SA *	258	149,878
Take-Two Interactive Software, Inc. *	833	213,145
		805,529
Financial Services — 2.2%
Mastercard, Inc., Class A	868	495,370
Health Care Equipment & Supplies — 1.0%
Intuitive Surgical, Inc. *	399	226,003
Health Care Providers & Services — 0.7%
Cencora, Inc.	463	156,288
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	55	297,296
DoorDash, Inc., Class A *	1,086	245,890
Flutter Entertainment plc (United Kingdom) *	442	95,005
Hilton Worldwide Holdings, Inc.	270	77,679
		715,870
Household Durables — 0.4%
Garmin Ltd. (a)	458	93,000
Industrial Conglomerates — 0.8%
3M Co.	1,116	178,658
Insurance — 0.4%
Progressive Corp. (The)	367	83,661
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	3,866	1,213,179
Meta Platforms, Inc., Class A	1,478	975,356
Reddit, Inc., Class A *	551	126,689
		2,315,224
IT Services — 2.3%
Cloudflare, Inc., Class A *	319	62,851
Shopify, Inc., Class A (Canada) *	875	140,813
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	988	216,822
Twilio, Inc., Class A *	682	97,081
		517,567
Life Sciences Tools & Services — 1.5%
IQVIA Holdings, Inc. *	518	116,660
Mettler-Toledo International, Inc. *	51	71,055
Thermo Fisher Scientific, Inc.	271	157,221
		344,936
Machinery — 1.2%
Deere & Co.	152	70,472
ITT, Inc.	1,139	197,654
		268,126
Oil, Gas & Consumable Fuels — 1.2%
EOG Resources, Inc.	1,064	111,709
Williams Cos., Inc. (The)	2,564	154,152
		265,861
Pharmaceuticals — 2.1%
Eli Lilly & Co.	290	311,664
Johnson & Johnson	821	169,854
		481,518
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	899	144,505
Semiconductors & Semiconductor Equipment — 18.0%
Broadcom, Inc.	3,373	1,167,215
NVIDIA Corp.	13,437	2,506,055
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	824	250,435
Teradyne, Inc.	803	155,363
		4,079,068
Software — 13.9%
AppLovin Corp., Class A *	337	227,263
Crowdstrike Holdings, Inc., Class A *	308	144,427
Figma, Inc., Class A *	419	15,650
HubSpot, Inc. *	263	105,406
Intuit, Inc.	501	331,846
Microsoft Corp.	3,723	1,800,394
Oracle Corp.	1,296	252,603
Palo Alto Networks, Inc. *	1,033	190,372
ServiceNow, Inc. *	594	91,014
		3,158,975
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 3.2%
AutoZone, Inc. *	48	161,730
Carvana Co. *	334	141,034
TJX Cos., Inc. (The)	1,602	246,020
Ulta Beauty, Inc. *	288	174,308
		723,092
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	6,702	1,822,016
Total Common Stocks (Cost $9,828,440)		22,408,721
Preferred Stocks — 0.1%
Electrical Equipment — 0.1%
Anthropic 1/13/2026 ‡ * (b) (Cost $33,000)	234	33,000
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (c) (d) (Cost $396,091)	395,965	396,123
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (c) (d) (Cost $459)	459	459
Total Short-Term Investments (Cost $396,550)		396,582
Total Investments — 100.8% (Cost $10,257,990)		22,838,303
Liabilities in Excess of Other Assets — (0.8)%		(190,188)
NET ASSETS — 100.0%		22,648,115

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $440.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. *	32	18,049
BWX Technologies, Inc.	61	10,465
HEICO Corp., Class A	96	24,361
Howmet Aerospace, Inc.	209	42,769
Rocket Lab Corp. *	290	20,257
Woodward, Inc.	76	22,987
		138,888
Automobiles — 0.2%
Thor Industries, Inc.	83	8,508
Banks — 2.3%
Fifth Third Bancorp (a)	722	33,803
First Citizens BancShares, Inc., Class A	22	47,313
M&T Bank Corp.	256	51,591
		132,707
Beverages — 1.1%
Constellation Brands, Inc., Class A	169	23,264
Keurig Dr Pepper, Inc.	1,357	38,013
		61,277
Biotechnology — 3.1%
Alkermes plc *	295	8,250
Alnylam Pharmaceuticals, Inc. *	93	36,851
Arcellx, Inc. *	63	4,118
Caris Life Sciences, Inc. *	139	3,766
Disc Medicine, Inc. *	55	4,336
Insmed, Inc. *	219	38,186
Ionis Pharmaceuticals, Inc. *	114	9,034
Natera, Inc. *	120	27,402
Neurocrine Biosciences, Inc. *	151	21,387
Nuvalent, Inc., Class A *	86	8,650
Rhythm Pharmaceuticals, Inc. *	67	7,209
Ultragenyx Pharmaceutical, Inc. *	223	5,130
uniQure NV (Netherlands) *	80	1,909
		176,228
Broadline Retail — 0.1%
Coupang, Inc. (South Korea) *	333	7,866
Building Products — 1.2%
Carlisle Cos., Inc.	26	8,202
Masco Corp.	422	26,786
Owens Corning	186	20,774
Trane Technologies plc	25	9,976
		65,738
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 5.6%
Ameriprise Financial, Inc.	132	64,607
Ares Management Corp.	158	25,590
Coinbase Global, Inc., Class A *	39	8,733
Interactive Brokers Group, Inc., Class A	125	8,048
LPL Financial Holdings, Inc.	42	15,076
MSCI, Inc.	34	19,623
Raymond James Financial, Inc.	520	83,429
Robinhood Markets, Inc., Class A *	175	19,822
State Street Corp.	436	56,271
TPG, Inc.	144	9,167
Tradeweb Markets, Inc., Class A	98	10,588
		320,954
Chemicals — 0.9%
DuPont de Nemours, Inc.	415	16,693
RPM International, Inc.	354	36,769
		53,462
Commercial Services & Supplies — 0.7%
Veralto Corp.	425	42,387
Communications Equipment — 0.3%
Ciena Corp. *	74	17,191
Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	33	30,413
Quanta Services, Inc.	88	37,205
		67,618
Construction Materials — 1.0%
Eagle Materials, Inc.	46	9,422
James Hardie Industries plc, ADR *	388	8,047
Martin Marietta Materials, Inc.	67	41,867
		59,336
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	1,860	31,938
Casey's General Stores, Inc.	30	16,355
Kroger Co. (The)	500	31,249
Performance Food Group Co. *	167	14,994
US Foods Holding Corp. *	274	20,675
		115,211
Containers & Packaging — 3.0%
Ball Corp.	517	27,397
Crown Holdings, Inc.	218	22,488
International Paper Co.	872	34,334
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	163	33,584
Silgan Holdings, Inc.	1,303	52,580
		170,383
Distributors — 0.9%
Genuine Parts Co.	401	49,301
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	72	7,264
Electric Utilities — 1.9%
PG&E Corp.	2,251	36,174
Xcel Energy, Inc.	991	73,214
		109,388
Electrical Equipment — 3.2%
Acuity, Inc.	104	37,366
AMETEK, Inc.	338	69,486
Hubbell, Inc.	98	43,479
Vertiv Holdings Co., Class A	200	32,375
		182,706
Electronic Equipment, Instruments & Components — 4.0%
CDW Corp.	427	58,087
Fabrinet (Thailand) *	24	11,022
Jabil, Inc.	196	44,639
TD SYNNEX Corp.	106	15,949
Teledyne Technologies, Inc. *	111	56,714
Zebra Technologies Corp., Class A *	185	45,014
		231,425
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	898	40,908
TechnipFMC plc (United Kingdom)	154	6,857
		47,765
Entertainment — 1.6%
Live Nation Entertainment, Inc. *	66	9,356
ROBLOX Corp., Class A *	305	24,766
Take-Two Interactive Software, Inc. *	100	25,677
Warner Music Group Corp., Class A (a)	1,021	31,304
		91,103
Financial Services — 2.5%
Affirm Holdings, Inc. *	92	6,869
Fidelity National Information Services, Inc.	1,222	81,193
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
MGIC Investment Corp.	1,360	39,750
Rocket Cos., Inc., Class A	695	13,449
		141,261
Food Products — 1.7%
General Mills, Inc.	473	22,003
Hershey Co. (The)	191	34,637
Post Holdings, Inc. *	380	37,657
		94,297
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	184	35,704
Health Care Equipment & Supplies — 3.1%
Dexcom, Inc. *	252	16,754
GE HealthCare Technologies, Inc.	792	64,979
Globus Medical, Inc., Class A *	620	54,100
IDEXX Laboratories, Inc. *	28	19,180
iRhythm Technologies, Inc. *	32	5,629
Penumbra, Inc. *	49	15,217
		175,859
Health Care Providers & Services — 4.7%
Cencora, Inc.	304	102,843
Chemed Corp.	57	24,539
Henry Schein, Inc. *	604	45,620
Humana, Inc.	114	29,258
Quest Diagnostics, Inc.	400	69,327
		271,587
Health Care REITs — 0.9%
Healthpeak Properties, Inc.	3,124	50,230
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A *	103	23,005
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	951	16,865
Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc., Class A *	167	6,192
Darden Restaurants, Inc.	274	50,342
DoorDash, Inc., Class A *	57	12,858
Expedia Group, Inc.	99	27,947
Flutter Entertainment plc (United Kingdom) *	141	30,324
Hilton Worldwide Holdings, Inc.	182	52,415
Planet Fitness, Inc., Class A *	134	14,561
Royal Caribbean Cruises Ltd.	177	49,253
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Wingstop, Inc. (a)	24	5,702
Wynn Resorts Ltd.	70	8,491
		258,085
Household Durables — 1.2%
Garmin Ltd.	37	7,452
Mohawk Industries, Inc. *	377	41,236
Somnigroup International, Inc.	240	21,441
		70,129
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	221	35,714
Insurance — 3.4%
Arch Capital Group Ltd. *	273	26,202
Arthur J Gallagher & Co.	42	10,825
Brown & Brown, Inc.	393	31,293
Hartford Insurance Group, Inc. (The)	343	47,336
Loews Corp.	585	61,587
WR Berkley Corp. (a)	261	18,337
		195,580
Interactive Media & Services — 0.5%
Reddit, Inc., Class A *	129	29,731
IT Services — 2.4%
Cloudflare, Inc., Class A *	173	34,057
Gartner, Inc. *	25	6,300
GoDaddy, Inc., Class A *	312	38,675
MongoDB, Inc., Class A *	48	20,254
Okta, Inc. *	101	8,722
Snowflake, Inc., Class A *	60	13,264
Twilio, Inc., Class A *	94	13,319
		134,591
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	72	9,761
IQVIA Holdings, Inc. *	401	90,331
Mettler-Toledo International, Inc. *	5	7,654
		107,746
Machinery — 5.2%
Dover Corp.	267	52,071
Esab Corp.	75	8,409
Ingersoll Rand, Inc.	716	56,680
ITT, Inc.	329	57,157
Lincoln Electric Holdings, Inc.	192	46,033
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Middleby Corp. (The) *	318	47,315
Nordson Corp.	130	31,247
		298,912
Media — 1.2%
Omnicom Group, Inc.	835	67,419
Metals & Mining — 0.9%
Alcoa Corp.	418	22,194
Freeport-McMoRan, Inc.	341	17,312
Steel Dynamics, Inc.	79	13,392
		52,898
Multi-Utilities — 3.5%
CMS Energy Corp.	825	57,711
NiSource, Inc.	1,256	52,426
Sempra	335	29,577
WEC Energy Group, Inc. (a)	589	62,122
		201,836
Oil, Gas & Consumable Fuels — 4.8%
Cheniere Energy, Inc.	335	65,149
Coterra Energy, Inc.	1,918	50,476
Diamondback Energy, Inc.	336	50,522
EOG Resources, Inc.	103	10,803
Marathon Petroleum Corp.	363	59,100
Williams Cos., Inc. (The)	688	41,323
		277,373
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	406	28,140
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc. *	51	1,789
Jazz Pharmaceuticals plc *	155	26,282
		28,071
Professional Services — 0.3%
Broadridge Financial Solutions, Inc.	80	17,854
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	132	21,250
Residential REITs — 0.9%
AvalonBay Communities, Inc.	271	49,205
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Retail REITs — 1.9%
Regency Centers Corp.	816	56,307
Simon Property Group, Inc.	279	51,637
		107,944
Semiconductors & Semiconductor Equipment — 2.0%
Credo Technology Group Holding Ltd. *	43	6,156
MKS, Inc.	252	40,366
Monolithic Power Systems, Inc.	17	15,590
ON Semiconductor Corp. *	540	29,228
Rambus, Inc. *	86	7,904
Teradyne, Inc.	87	16,782
		116,026
Software — 1.5%
CyberArk Software Ltd. *	26	11,605
Datadog, Inc., Class A *	150	20,349
Figma, Inc., Class A *	65	2,447
HubSpot, Inc. *	50	19,992
JFrog Ltd. *	146	9,135
Monday.com Ltd. *	38	5,575
Nutanix, Inc., Class A *	132	6,842
Rubrik, Inc., Class A *	75	5,715
Tyler Technologies, Inc. *	14	6,478
		88,138
Specialized REITs — 1.9%
Crown Castle, Inc.	90	8,030
Public Storage	183	47,378
SBA Communications Corp.	198	38,332
Weyerhaeuser Co.	719	17,037
		110,777
Specialty Retail — 4.0%
AutoZone, Inc. *	16	55,163
Best Buy Co., Inc.	573	38,341
Burlington Stores, Inc. *	73	21,100
Carvana Co. *	98	41,567
Ross Stores, Inc.	278	49,991
Ulta Beauty, Inc. *	35	21,238
		227,400
Technology Hardware, Storage & Peripherals — 0.4%
Western Digital Corp.	144	24,857
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.0%
Levi Strauss & Co., Class A	310	6,432
On Holding AG, Class A (Switzerland) * (a)	340	15,805
Ralph Lauren Corp.	106	37,309
		59,546
Trading Companies & Distributors — 0.3%
FTAI Aviation Ltd. (a)	98	19,323
Water Utilities — 0.5%
Essential Utilities, Inc.	726	27,836
Total Common Stocks (Cost $4,278,663)		5,621,895
Short-Term Investments — 3.3%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $138,393)	138,356	138,412
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $48,768)	48,768	48,768
Total Short-Term Investments (Cost $187,161)		187,180
Total Investments — 101.3% (Cost $4,465,824)		5,809,075
Liabilities in Excess of Other Assets — (1.3)%		(71,795)
NET ASSETS — 100.0%		5,737,280

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $47,412.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 6.8%
Axon Enterprise, Inc. *	227	128,677
BWX Technologies, Inc.	432	74,604
HEICO Corp., Class A	688	173,673
Howmet Aerospace, Inc.	1,487	304,903
Rocket Lab Corp. *	2,070	144,414
		826,271
Automobiles — 0.5%
Thor Industries, Inc.	591	60,655
Biotechnology — 10.3%
Alkermes plc *	2,102	58,819
Alnylam Pharmaceuticals, Inc. *	661	262,715
Arcellx, Inc. * (a)	450	29,356
Caris Life Sciences, Inc. * (a)	995	26,848
Disc Medicine, Inc. *	390	30,911
Insmed, Inc. *	1,564	272,233
Ionis Pharmaceuticals, Inc. *	814	64,404
Natera, Inc. *	853	195,354
Neurocrine Biosciences, Inc. *	1,075	152,473
Nuvalent, Inc., Class A *	613	61,666
Rhythm Pharmaceuticals, Inc. *	480	51,397
Ultragenyx Pharmaceutical, Inc. *	1,590	36,573
uniQure NV (Netherlands) *	569	13,613
		1,256,362
Broadline Retail — 0.5%
Coupang, Inc. (South Korea) *	2,378	56,107
Building Products — 1.1%
Carlisle Cos., Inc. (a)	183	58,474
Trane Technologies plc	183	71,118
		129,592
Capital Markets — 7.7%
Ares Management Corp.	1,129	182,438
Coinbase Global, Inc., Class A *	275	62,257
Interactive Brokers Group, Inc., Class A	893	57,407
LPL Financial Holdings, Inc.	301	107,479
MSCI, Inc.	244	139,970
Raymond James Financial, Inc.	640	102,878
Robinhood Markets, Inc., Class A *	1,250	141,384
TPG, Inc. (a)	1,024	65,355
Tradeweb Markets, Inc., Class A	702	75,480
		934,648
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 0.6%
Veralto Corp.	740	73,871
Communications Equipment — 1.0%
Ciena Corp. *	524	122,618
Construction & Engineering — 3.9%
Comfort Systems USA, Inc.	232	216,817
Quanta Services, Inc.	629	265,242
		482,059
Construction Materials — 1.0%
Eagle Materials, Inc.	325	67,171
James Hardie Industries plc, ADR *	2,765	57,369
		124,540
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	211	116,595
Performance Food Group Co. *	1,189	106,952
		223,547
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	511	51,786
Electrical Equipment — 2.9%
AMETEK, Inc.	451	92,599
Canva, Inc. ‡ * (b)	5	7,790
Databricks ‡ * (b)	104	19,850
Vertiv Holdings Co., Class A	1,425	230,803
		351,042
Electronic Equipment, Instruments & Components — 1.3%
Fabrinet (Thailand) *	173	78,558
Teledyne Technologies, Inc. *	159	81,387
		159,945
Energy Equipment & Services — 0.4%
TechnipFMC plc (United Kingdom)	1,097	48,871
Entertainment — 3.5%
Live Nation Entertainment, Inc. * (a)	468	66,706
ROBLOX Corp., Class A *	2,180	176,648
Take-Two Interactive Software, Inc. *	715	183,058
		426,412
Financial Services — 1.2%
Affirm Holdings, Inc. *	658	48,969
Rocket Cos., Inc., Class A	4,952	95,881
		144,850
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 3.3%
Dexcom, Inc. *	1,800	119,445
IDEXX Laboratories, Inc. *	202	136,739
iRhythm Technologies, Inc. *	226	40,129
Penumbra, Inc. *	349	108,482
		404,795
Health Care Providers & Services — 2.2%
Cencora, Inc.	798	269,465
Health Care Technology — 1.3%
Veeva Systems, Inc., Class A *	735	164,007
Hotels, Restaurants & Leisure — 10.5%
Chipotle Mexican Grill, Inc., Class A *	1,193	44,144
DoorDash, Inc., Class A *	405	91,712
Flutter Entertainment plc (United Kingdom) *	1,005	216,186
Hilton Worldwide Holdings, Inc.	1,301	373,672
Planet Fitness, Inc., Class A *	957	103,808
Royal Caribbean Cruises Ltd.	1,259	351,133
Wingstop, Inc. (a)	171	40,648
Wynn Resorts Ltd.	503	60,568
		1,281,871
Household Durables — 1.7%
Garmin Ltd.	262	53,125
Somnigroup International, Inc.	1,713	152,932
		206,057
Independent Power and Renewable Electricity Producers — 2.1%
Vistra Corp.	1,578	254,613
Insurance — 0.6%
Arthur J Gallagher & Co.	298	77,172
Interactive Media & Services — 1.7%
Reddit, Inc., Class A *	922	211,956
IT Services — 5.6%
Cloudflare, Inc., Class A *	1,232	242,801
Gartner, Inc. *	178	44,912
MongoDB, Inc., Class A *	344	144,392
Okta, Inc. *	719	62,181
Snowflake, Inc., Class A *	431	94,566
Twilio, Inc., Class A *	667	94,950
		683,802
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	512	69,586
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — continued
IQVIA Holdings, Inc. *	389	87,746
Mettler-Toledo International, Inc. *	39	54,570
		211,902
Machinery — 1.9%
Esab Corp.	537	59,951
Ingersoll Rand, Inc.	640	50,720
ITT, Inc.	669	116,058
		226,729
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	605	117,577
EOG Resources, Inc.	733	77,015
Williams Cos., Inc. (The)	2,434	146,301
		340,893
Pharmaceuticals — 0.1%
Corcept Therapeutics, Inc. *	366	12,755
Professional Services — 1.0%
Broadridge Financial Solutions, Inc.	569	126,979
Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A *	942	151,498
Semiconductors & Semiconductor Equipment — 2.9%
Credo Technology Group Holding Ltd. *	305	43,878
Monolithic Power Systems, Inc.	123	111,144
ON Semiconductor Corp. *	395	21,380
Rambus, Inc. *	613	56,346
Teradyne, Inc.	618	119,641
		352,389
Software — 5.1%
CyberArk Software Ltd. *	185	82,733
Datadog, Inc., Class A *	1,067	145,075
Figma, Inc., Class A *	467	17,446
HubSpot, Inc. *	355	142,523
JFrog Ltd. *	1,042	65,102
Monday.com Ltd. *	269	39,743
Nutanix, Inc., Class A *	944	48,779
Rubrik, Inc., Class A *	533	40,745
Tyler Technologies, Inc. *	102	46,186
		628,332
Specialized REITs — 0.5%
Crown Castle, Inc.	644	57,246
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 5.7%
AutoZone, Inc. *	28	95,572
Burlington Stores, Inc. *	521	150,429
Carvana Co. * (a)	702	296,341
Ulta Beauty, Inc. *	251	151,486
		693,828
Textiles, Apparel & Luxury Goods — 1.3%
Levi Strauss & Co., Class A	2,211	45,857
On Holding AG, Class A (Switzerland) *	2,425	112,733
		158,590
Trading Companies & Distributors — 1.1%
FTAI Aviation Ltd. (a)	700	137,760
Total Common Stocks (Cost $9,143,961)		12,125,815
Short-Term Investments — 3.7%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (c) (d) (Cost $124,242)	124,202	124,252
Investment of Cash Collateral from Securities Loaned — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (c) (d) (Cost $325,073)	325,073	325,073
Total Short-Term Investments (Cost $449,315)		449,325
Total Investments — 102.9% (Cost $9,593,276)		12,575,140
Liabilities in Excess of Other Assets — (2.9)%		(356,105)
NET ASSETS — 100.0%		12,219,035

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $313,845.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 0.6%
Woodward, Inc.	216	65,285
Banks — 3.3%
Fifth Third Bancorp (a)	2,051	96,005
First Citizens BancShares, Inc., Class A	63	134,372
M&T Bank Corp.	727	146,523
		376,900
Beverages — 1.5%
Constellation Brands, Inc., Class A	479	66,073
Keurig Dr Pepper, Inc.	3,854	107,959
		174,032
Building Products — 1.2%
Masco Corp.	1,199	76,076
Owens Corning	527	59,001
		135,077
Capital Markets — 4.8%
Ameriprise Financial, Inc.	374	183,490
Raymond James Financial, Inc.	1,220	195,961
State Street Corp.	1,239	159,817
		539,268
Chemicals — 1.3%
DuPont de Nemours, Inc.	1,179	47,408
RPM International, Inc.	1,004	104,428
		151,836
Commercial Services & Supplies — 0.8%
Veralto Corp.	912	90,948
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	191	118,905
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A (a)	5,283	90,707
Kroger Co. (The)	1,420	88,750
US Foods Holding Corp. *	780	58,719
		238,176
Containers & Packaging — 4.3%
Ball Corp.	1,469	77,810
Crown Holdings, Inc.	620	63,869
International Paper Co. (a)	2,476	97,510
Packaging Corp. of America	462	95,383
Silgan Holdings, Inc.	3,699	149,332
		483,904
INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 1.2%
Genuine Parts Co.	1,139	140,019
Electric Utilities — 2.7%
PG&E Corp.	6,393	102,737
Xcel Energy, Inc.	2,815	207,935
		310,672
Electrical Equipment — 3.5%
Acuity, Inc.	295	106,125
AMETEK, Inc.	781	160,458
Hubbell, Inc.	278	123,485
		390,068
Electronic Equipment, Instruments & Components — 5.3%
CDW Corp.	1,211	164,973
Jabil, Inc.	556	126,779
TD SYNNEX Corp.	302	45,302
Teledyne Technologies, Inc. *	252	128,652
Zebra Technologies Corp., Class A *	526	127,844
		593,550
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	2,551	116,183
Entertainment — 0.8%
Warner Music Group Corp., Class A (a)	3,004	92,133
Financial Services — 3.0%
Fidelity National Information Services, Inc.	3,470	230,597
MGIC Investment Corp.	3,863	112,893
		343,490
Food Products — 2.4%
General Mills, Inc.	1,344	62,489
Hershey Co. (The)	540	98,374
Post Holdings, Inc. *	1,080	106,949
		267,812
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc.	522	101,402
Health Care Equipment & Supplies — 3.0%
GE HealthCare Technologies, Inc.	2,250	184,547
Globus Medical, Inc., Class A *	1,760	153,650
		338,197
Health Care Providers & Services — 5.9%
Cencora, Inc.	547	184,737
Chemed Corp.	163	69,695
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Henry Schein, Inc. * (a)	1,714	129,564
Humana, Inc.	324	83,097
Quest Diagnostics, Inc.	1,135	196,895
		663,988
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	8,872	142,657
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	2,701	47,897
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc.	777	142,977
Expedia Group, Inc.	280	79,372
		222,349
Household Durables — 1.0%
Mohawk Industries, Inc. *	1,072	117,116
Insurance — 4.6%
Arch Capital Group Ltd. *	776	74,415
Brown & Brown, Inc.	1,115	88,875
Hartford Insurance Group, Inc. (The)	975	134,440
Loews Corp.	1,661	174,912
WR Berkley Corp.	743	52,080
		524,722
IT Services — 1.0%
GoDaddy, Inc., Class A *	885	109,842
Life Sciences Tools & Services — 2.0%
IQVIA Holdings, Inc. *	983	221,594
Machinery — 6.7%
Dover Corp.	757	147,887
Ingersoll Rand, Inc.	1,777	140,770
ITT, Inc.	669	116,098
Lincoln Electric Holdings, Inc.	546	130,740
Middleby Corp. (The) *	904	134,380
Nordson Corp.	369	88,743
		758,618
Media — 1.7%
Omnicom Group, Inc.	2,371	191,477
Metals & Mining — 1.3%
Alcoa Corp.	1,198	63,654
Freeport-McMoRan, Inc.	975	49,519
Steel Dynamics, Inc.	224	38,036
		151,209
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 5.1%
CMS Energy Corp.	2,344	163,905
NiSource, Inc.	3,566	148,895
Sempra	951	84,003
WEC Energy Group, Inc.	1,673	176,432
		573,235
Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy, Inc.	711	138,189
Coterra Energy, Inc.	5,447	143,359
Diamondback Energy, Inc.	954	143,488
Marathon Petroleum Corp.	1,032	167,849
Williams Cos., Inc. (The)	983	59,078
		651,963
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	1,152	79,921
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	439	74,643
Residential REITs — 1.2%
AvalonBay Communities, Inc.	771	139,748
Retail REITs — 2.7%
Regency Centers Corp.	2,317	159,917
Simon Property Group, Inc.	792	146,656
		306,573
Semiconductors & Semiconductor Equipment — 1.7%
MKS, Inc.	717	114,643
ON Semiconductor Corp. *	1,376	74,494
		189,137
Specialized REITs — 2.6%
Public Storage	519	134,559
SBA Communications Corp.	563	108,866
Weyerhaeuser Co.	2,042	48,386
		291,811
Specialty Retail — 3.3%
AutoZone, Inc. *	35	118,608
Best Buy Co., Inc.	1,627	108,892
Ross Stores, Inc.	788	141,978
		369,478
Technology Hardware, Storage & Peripherals — 0.6%
Western Digital Corp.	410	70,596
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp.	300	105,960
Water Utilities — 0.7%
Essential Utilities, Inc.	2,061	79,056
Total Common Stocks (Cost $7,558,463)		11,151,447
Short-Term Investments — 1.8%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $188,793)	188,741	188,816
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $17,153)	17,153	17,153
Total Short-Term Investments (Cost $205,946)		205,969
Total Investments — 100.5% (Cost $7,764,409)		11,357,416
Liabilities in Excess of Other Assets — (0.5)%		(61,861)
NET ASSETS — 100.0%		11,295,555

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $16,515.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.2%
General Dynamics Corp.	249	83,666
RTX Corp.	537	98,577
		182,243
Air Freight & Logistics — 1.2%
FedEx Corp.	346	99,859
Automobile Components — 0.2%
Gentex Corp.	699	16,270
Banks — 10.1%
Bank of America Corp.	2,921	160,645
Fifth Third Bancorp	813	38,074
First Citizens BancShares, Inc., Class A	60	129,488
M&T Bank Corp.	800	161,074
Regions Financial Corp.	3,332	90,291
Wells Fargo & Co.	2,927	272,834
		852,406
Beverages — 0.5%
Keurig Dr Pepper, Inc.	1,632	45,709
Biotechnology — 3.1%
AbbVie, Inc.	674	154,117
Regeneron Pharmaceuticals, Inc.	97	75,153
Vertex Pharmaceuticals, Inc. *	80	36,096
		265,366
Broadline Retail — 1.3%
Amazon.com, Inc. *	462	106,673
Building Products — 1.0%
Carlisle Cos., Inc.	96	30,768
Fortune Brands Innovations, Inc.	395	19,757
Hayward Holdings, Inc. *	2,425	37,461
		87,986
Capital Markets — 3.7%
Charles Schwab Corp. (The)	526	52,498
Morgan Stanley	357	63,398
Raymond James Financial, Inc.	381	61,231
State Street Corp.	1,027	132,552
		309,679
Chemicals — 0.6%
Axalta Coating Systems Ltd. *	1,521	49,147
Communications Equipment — 0.6%
Cisco Systems, Inc.	705	54,292
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction & Engineering — 0.8%
WillScot Holdings Corp. (a)	3,593	67,649
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	86	53,595
Consumer Finance — 2.8%
American Express Co.	127	46,988
Capital One Financial Corp.	793	192,238
		239,226
Consumer Staples Distribution & Retail — 0.8%
BJ's Wholesale Club Holdings, Inc. * (a)	708	63,765
Containers & Packaging — 2.4%
Graphic Packaging Holding Co.	1,313	19,771
International Paper Co.	706	27,793
Packaging Corp. of America	271	55,992
Silgan Holdings, Inc.	1,291	52,116
Smurfit WestRock plc	1,139	44,058
		199,730
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	2,401	59,638
Verizon Communications, Inc.	1,128	45,949
		105,587
Electric Utilities — 2.9%
Entergy Corp.	212	19,565
NextEra Energy, Inc.	1,116	89,596
PG&E Corp.	3,421	54,985
Xcel Energy, Inc.	1,063	78,517
		242,663
Electrical Equipment — 1.4%
Eaton Corp. plc	252	80,363
Emerson Electric Co.	271	35,914
		116,277
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	322	43,880
Jabil, Inc.	259	59,112
TD SYNNEX Corp.	471	70,749
		173,741
Entertainment — 1.9%
Walt Disney Co. (The)	1,107	125,885
Warner Music Group Corp., Class A	1,069	32,797
		158,682
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	580	291,599
Corpay, Inc. *	217	65,432
MGIC Investment Corp.	2,605	76,103
		433,134
Food Products — 0.8%
Post Holdings, Inc. *	675	66,870
Ground Transportation — 1.9%
JB Hunt Transport Services, Inc.	348	67,625
Union Pacific Corp.	400	92,574
		160,199
Health Care Equipment & Supplies — 0.9%
Medtronic plc	815	78,245
Health Care Providers & Services — 6.6%
Cencora, Inc.	320	108,213
Cigna Group (The)	387	106,547
HCA Healthcare, Inc.	110	51,448
Henry Schein, Inc. *	933	70,488
Humana, Inc.	328	84,103
Labcorp Holdings, Inc.	356	89,187
UnitedHealth Group, Inc.	157	51,669
		561,655
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	1,707	30,257
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	10	54,099
Chipotle Mexican Grill, Inc., Class A *	1,389	51,388
Darden Restaurants, Inc. (a)	168	31,042
Expedia Group, Inc.	125	35,378
McDonald's Corp.	324	99,004
		270,911
Household Durables — 0.6%
Mohawk Industries, Inc. *	429	46,858
Household Products — 0.8%
Procter & Gamble Co. (The)	485	69,509
Industrial REITs — 0.3%
EastGroup Properties, Inc.	148	26,353
Insurance — 4.6%
Arch Capital Group Ltd. *	377	36,187
Chubb Ltd.	193	60,363
Kinsale Capital Group, Inc.	80	31,216
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Loews Corp.	961	101,146
Marsh & McLennan Cos., Inc.	218	40,383
Progressive Corp. (The)	105	23,966
Travelers Cos., Inc. (The)	322	93,336
		386,597
Interactive Media & Services — 2.3%
Alphabet, Inc., Class C	348	109,128
Angi, Inc. *	546	7,063
Meta Platforms, Inc., Class A	117	77,003
		193,194
IT Services — 0.4%
GoDaddy, Inc., Class A *	298	37,015
Machinery — 1.8%
Dover Corp.	565	110,416
Middleby Corp. (The) *	299	44,402
		154,818
Media — 1.3%
Nexstar Media Group, Inc. (a)	236	47,813
Omnicom Group, Inc.	809	65,335
		113,148
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	386	30,974
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	675	102,831
ConocoPhillips	1,212	113,477
EOG Resources, Inc.	970	101,865
Kinder Morgan, Inc.	2,188	60,151
Williams Cos., Inc. (The)	1,135	68,206
		446,530
Passenger Airlines — 0.7%
Southwest Airlines Co. (a)	1,504	62,142
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	490	26,413
Johnson & Johnson	687	142,145
Merck & Co., Inc.	647	68,167
		236,725
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.9%
Andersen Group, Inc., Class A * (a)	593	15,363
TransUnion (a)	750	64,335
		79,698
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	127	20,418
Residential REITs — 1.8%
American Homes 4 Rent, Class A	1,504	48,274
AvalonBay Communities, Inc.	141	25,571
Mid-America Apartment Communities, Inc.	546	75,861
		149,706
Retail REITs — 1.0%
Regency Centers Corp.	1,166	80,508
Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	218	59,194
Texas Instruments, Inc.	639	110,766
		169,960
Specialized REITs — 2.9%
Equinix, Inc.	81	62,145
Public Storage	227	59,005
Rayonier, Inc.	1,513	32,754
SBA Communications Corp.	245	47,281
Weyerhaeuser Co.	1,745	41,341
		242,526
Specialty Retail — 2.9%
AutoZone, Inc. *	17	56,638
Best Buy Co., Inc.	632	42,324
Lowe's Cos., Inc.	445	107,433
Murphy USA, Inc.	100	40,196
		246,591
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	4,273	102,630
Western Digital Corp.	259	44,659
		147,289
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co. (a)	633	34,882
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — continued
Kontoor Brands, Inc.	742	45,318
NIKE, Inc., Class B (a)	338	21,536
		101,736
Tobacco — 1.8%
Philip Morris International, Inc.	948	152,108
Total Common Stocks (Cost $5,290,090)		8,286,219
Short-Term Investments — 1.5%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $101,124)	101,085	101,125
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $28,942)	28,942	28,942
Total Short-Term Investments (Cost $130,066)		130,067
Total Investments — 99.5% (Cost $5,420,156)		8,416,286
Other Assets in Excess of Liabilities — 0.5%		40,910
NET ASSETS — 100.0%		8,457,196

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $28,332.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$22,441,721	$5,621,895	$12,125,815
Investments in affiliates, at value	396,123	138,412	124,252
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	459	48,768	325,073
Cash	—	—	— (a)
Receivables:
Investment securities sold	170,420	1,273	—
Fund shares sold	8,903	6,217	12,069
Dividends from non-affiliates	1,192	5,252	2,015
Dividends from affiliates	906	454	536
Securities lending income (See Note 2.C.)	2	4	24
Other assets	—	6	—
Total Assets	23,019,726	5,822,281	12,589,784
LIABILITIES:
Payables:
Due to custodian	— (a)	6	—
Investment securities purchased	—	29,627	4,308
Collateral received on securities loaned (See Note 2.C.)	459	48,768	325,073
Fund shares redeemed	356,970	2,957	32,859
Accrued liabilities:
Investment advisory fees	8,863	2,636	6,126
Administration fees	443	174	604
Distribution fees	1,563	209	376
Service fees	2,596	352	693
Custodian and accounting fees	165	47	91
Trustees’ and Chief Compliance Officer’s fees	2	1	2
Other	550	224	617
Total Liabilities	371,611	85,001	370,749
Net Assets	$22,648,115	$5,737,280	$12,219,035

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$9,810,792	$4,408,785	$9,075,428
Total distributable earnings (loss)	12,837,323	1,328,495	3,143,607
Total Net Assets	$22,648,115	$5,737,280	$12,219,035
Net Assets:
Class A	$4,827,927	$909,145	$1,423,081
Class C	782,941	16,820	43,826
Class I	6,768,918	767,831	2,336,315
Class R2	12,197	5,147	56,578
Class R3	47,747	—	59,245
Class R4	43,302	—	38,255
Class R5	174,982	8,216	561,370
Class R6	9,990,101	4,030,121	7,700,365
Total	$22,648,115	$5,737,280	$12,219,035
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	124,464	14,718	37,462
Class C	27,384	296	1,981
Class I	161,833	12,095	47,103
Class R2	325	86	1,325
Class R3	1,234	—	1,243
Class R4	1,035	—	778
Class R5	3,999	129	10,991
Class R6	224,267	63,394	148,813
Net Asset Value (a):
Class A — Redemption price per share	$38.79	$61.77	$37.99
Class C — Offering price per share (b)	28.59	56.75	22.12
Class I — Offering and redemption price per share	41.83	63.48	49.60
Class R2 — Offering and redemption price per share	37.58	60.22	42.73
Class R3 — Offering and redemption price per share	38.69	—	47.69
Class R4 — Offering and redemption price per share	41.83	—	49.23
Class R5 — Offering and redemption price per share	43.76	63.68	51.07
Class R6 — Offering and redemption price per share	44.55	63.57	51.75
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$40.94	$65.19	$40.09
Cost of investments in non-affiliates	$9,861,440	$4,278,663	$9,143,961
Cost of investments in affiliates	396,091	138,393	124,242
Investment securities on loan, at value (See Note 2.C.)	440	47,412	313,845
Cost of investment of cash collateral (See Note 2.C.)	459	48,768	325,073

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$11,151,447	$8,286,219
Investments in affiliates, at value	188,816	101,125
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	17,153	28,942
Receivables:
Investment securities sold	3,934	434,297
Fund shares sold	13,832	3,471
Interest from non-affiliates	386	47
Dividends from non-affiliates	14,395	11,584
Dividends from affiliates	832	462
Tax reclaims	—	89
Securities lending income (See Note 2.C.)	2	5
Total Assets	11,390,797	8,866,241
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)
Investment securities purchased	125	—
Collateral received on securities loaned (See Note 2.C.)	17,153	28,942
Fund shares redeemed	70,530	374,932
Accrued liabilities:
Investment advisory fees	5,392	3,379
Administration fees	375	310
Distribution fees	286	363
Service fees	871	701
Custodian and accounting fees	102	75
Trustees’ and Chief Compliance Officer’s fees	1	1
Other	407	342
Total Liabilities	95,242	409,045
Net Assets	$11,295,555	$8,457,196

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,401,829	$5,235,584
Total distributable earnings (loss)	3,893,726	3,221,612
Total Net Assets	$11,295,555	$8,457,196
Net Assets:
Class A	$1,030,674	$1,273,523
Class C	26,038	136,796
Class I	1,407,704	1,527,935
Class L	3,547,160	1,151,806
Class R2	67,095	656
Class R3	70,884	2,556
Class R4	29,129	343
Class R5	52,801	16,537
Class R6	5,064,070	4,347,044
Total	$11,295,555	$8,457,196
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	34,035	35,231
Class C	932	3,777
Class I	45,291	41,819
Class L	111,153	31,487
Class R2	2,455	18
Class R3	2,389	72
Class R4	947	9
Class R5	1,660	454
Class R6	158,869	119,120
Net Asset Value (a):
Class A — Redemption price per share	$30.28	$36.15
Class C — Offering price per share (b)	27.92	36.22
Class I — Offering and redemption price per share	31.08	36.54
Class L — Offering and redemption price per share	31.91	36.58
Class R2 — Offering and redemption price per share	27.34	35.31
Class R3 — Offering and redemption price per share	29.67	35.36
Class R4 — Offering and redemption price per share	30.73	36.94
Class R5 — Offering and redemption price per share	31.81	36.46
Class R6 — Offering and redemption price per share	31.88	36.49
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$31.96	$38.15
Cost of investments in non-affiliates	$7,558,463	$5,290,090
Cost of investments in affiliates	188,793	101,124
Investment securities on loan, at value (See Note 2.C.)	16,515	28,332
Cost of investment of cash collateral (See Note 2.C.)	17,153	28,942

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$9	$4
Interest income from affiliates	— (a)	1	2
Dividend income from non-affiliates	49,471	35,171	17,468
Dividend income from affiliates	4,043	3,016	2,851
Income from securities lending (net) (See Note 2.C.)	260	227	1,442
Total investment income	53,774	38,424	21,767
EXPENSES:
Investment advisory fees	58,392	17,360	38,481
Administration fees	6,700	2,170	4,468
Distribution fees:
Class A	6,105	1,155	1,857
Class C	2,989	64	180
Class R2	32	12	145
Class R3	59	—	79
Service fees:
Class A	6,105	1,155	1,857
Class C	997	21	60
Class I	8,627	1,152	3,072
Class R2	16	6	73
Class R3	59	—	79
Class R4	54	—	53
Class R5	87	5	288
Custodian and accounting fees	315	94	177
Interest expense to affiliates	6	— (a)	1
Professional fees	435	53	146
Trustees’ and Chief Compliance Officer’s fees	39	19	28
Printing and mailing costs	452	316	272
Registration and filing fees	226	117	124
Transfer agency fees (See Note 2.G.)	250	61	272
Other	88	24	44
Total expenses	92,033	23,784	51,756
Less fees waived	(9,219)	(3,004)	(3,604)
Less expense reimbursements	—	(5)	—
Net expenses	82,814	20,775	48,152
Net investment income (loss)	(29,040)	17,649	(26,385)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,017,157	$172,961	$437,303
Investments in affiliates	24	29	26
Net realized gain (loss)	1,017,181	172,990	437,329
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	874,016	(8,555)	(227,741)
Investments in affiliates	12	3	4
Change in net unrealized appreciation/depreciation	874,028	(8,552)	(227,737)
Net realized/unrealized gains (losses)	1,891,209	164,438	209,592
Change in net assets resulting from operations	$1,862,169	$182,087	$183,207
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16	$22
Dividend income from non-affiliates	99,843	88,359
Dividend income from affiliates	6,416	4,010
Income from securities lending (net) (See Note 2.C.)	10	27
Total investment income	106,285	92,418
EXPENSES:
Investment advisory fees	36,740	22,653
Administration fees	4,319	3,398
Distribution fees:
Class A	1,398	1,642
Class C	107	543
Class R2	170	2
Class R3	93	3
Service fees:
Class A	1,398	1,642
Class C	36	181
Class I	1,978	1,974
Class L	2,089	651
Class R2	85	1
Class R3	93	3
Class R4	34	— (a)
Class R5	27	9
Custodian and accounting fees	189	138
Interest expense to affiliates	— (a)	—
Professional fees	47	59
Trustees’ and Chief Compliance Officer’s fees	27	23
Printing and mailing costs	416	200
Registration and filing fees	161	104
Transfer agency fees (See Note 2.G.)	144	97
Other	74	39
Total expenses	49,625	33,362
Less fees waived	(5,615)	(4,274)
Less expense reimbursements	(54)	(29)
Net expenses	43,956	29,059
Net investment income (loss)	62,329	63,359

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,195,555	$524,655
Investments in affiliates	89	89
Net realized gain (loss)	1,195,644	524,744
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(744,679)	(51,484)
Investments in affiliates	3	(13)
Change in net unrealized appreciation/depreciation	(744,676)	(51,497)
Net realized/unrealized gains (losses)	450,968	473,247
Change in net assets resulting from operations	$513,297	$536,606
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(29,040)	$(33,032)	$17,649	$33,464
Net realized gain (loss)	1,017,181	2,453,581	172,990	263,741
Change in net unrealized appreciation/depreciation	874,028	485,533	(8,552)	239,869
Change in net assets resulting from operations	1,862,169	2,906,082	182,087	537,074
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(552,928)	(262,842)	(53,495)	(36,334)
Class C	(117,618)	(59,325)	(1,004)	(736)
Class I	(730,684)	(353,826)	(45,375)	(44,498)
Class R2	(1,390)	(766)	(286)	(138)
Class R3	(5,417)	(2,349)	—	—
Class R4	(4,554)	(2,615)	—	—
Class R5	(17,623)	(8,928)	(448)	(583)
Class R6	(1,039,317)	(516,178)	(244,553)	(149,946)
Total distributions to shareholders	(2,469,531)	(1,206,829)	(345,161)	(232,235)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,091,263	167,440	363,609	700,425
NET ASSETS:
Change in net assets	483,901	1,866,693	200,535	1,005,264
Beginning of period	22,164,214	20,297,521	5,536,745	4,531,481
End of period	$22,648,115	$22,164,214	$5,737,280	$5,536,745
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(26,385)	$(26,396)	$62,329	$140,776
Net realized gain (loss)	437,329	992,942	1,195,644	2,128,327
Change in net unrealized appreciation/depreciation	(227,737)	711,263	(744,676)	(904,329)
Change in net assets resulting from operations	183,207	1,677,809	513,297	1,364,774
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(159,110)	(121,831)	(194,655)	(133,539)
Class C	(8,024)	(6,824)	(5,196)	(3,808)
Class I	(204,976)	(165,054)	(271,461)	(195,931)
Class L	—	—	(664,648)	(586,192)
Class R2	(5,528)	(4,297)	(13,050)	(8,074)
Class R3	(5,300)	(4,554)	(13,485)	(8,606)
Class R4	(3,281)	(2,800)	(5,289)	(3,301)
Class R5	(47,303)	(37,156)	(9,459)	(5,826)
Class R6	(644,491)	(470,907)	(914,430)	(526,782)
Total distributions to shareholders	(1,078,013)	(813,423)	(2,091,673)	(1,472,059)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	522,814	902,815	335,111	(246,834)
NET ASSETS:
Change in net assets	(371,992)	1,767,201	(1,243,265)	(354,119)
Beginning of period	12,591,027	10,823,826	12,538,820	12,892,939
End of period	$12,219,035	$12,591,027	$11,295,555	$12,538,820
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$63,359	$142,273
Net realized gain (loss)	524,744	1,100,865
Change in net unrealized appreciation/depreciation	(51,497)	(110,846)
Change in net assets resulting from operations	536,606	1,132,292
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(147,672)	(131,482)
Class C	(15,228)	(15,290)
Class I	(180,341)	(166,190)
Class L	(139,407)	(132,239)
Class R2	(73)	(62)
Class R3	(272)	(253)
Class R4	(38)	(60)
Class R5	(1,856)	(1,839)
Class R6	(557,158)	(426,158)
Total distributions to shareholders	(1,042,045)	(873,573)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	19,781	(61,678)
NET ASSETS:
Change in net assets	(485,658)	197,041
Beginning of period	8,942,854	8,745,813
End of period	$8,457,196	$8,942,854
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$268,830	$589,013	$63,061	$161,295
Distributions reinvested	535,905	255,115	53,424	36,288
Cost of shares redeemed	(417,268)	(664,372)	(78,474)	(122,015)
Change in net assets resulting from Class A capital transactions	387,467	179,756	38,011	75,568
Class C
Proceeds from shares issued	78,275	118,259	1,084	4,293
Distributions reinvested	115,714	58,107	1,000	735
Cost of shares redeemed	(113,701)	(234,303)	(1,615)	(4,114)
Change in net assets resulting from Class C capital transactions	80,288	(57,937)	469	914
Class I
Proceeds from shares issued	505,221	1,280,992	63,454	534,067
Distributions reinvested	678,653	329,001	45,276	44,445
Cost of shares redeemed	(769,235)	(1,429,131)	(408,925)	(622,288)
Change in net assets resulting from Class I capital transactions	414,639	180,862	(300,195)	(43,776)
Class R2
Proceeds from shares issued	1,195	2,440	1,058	1,669
Distributions reinvested	1,390	765	286	138
Cost of shares redeemed	(3,722)	(1,975)	(226)	(216)
Change in net assets resulting from Class R2 capital transactions	(1,137)	1,230	1,118	1,591
Class R3
Proceeds from shares issued	7,034	20,248	—	—
Distributions reinvested	3,488	1,433	—	—
Cost of shares redeemed	(4,088)	(11,180)	—	—
Change in net assets resulting from Class R3 capital transactions	6,434	10,501	—	—
Class R4
Proceeds from shares issued	2,162	4,788	—	—
Distributions reinvested	4,554	2,615	—	—
Cost of shares redeemed	(10,565)	(6,784)	—	—
Change in net assets resulting from Class R4 capital transactions	(3,849)	619	—	—
Class R5
Proceeds from shares issued	19,389	68,872	951	888
Distributions reinvested	12,556	6,672	448	583
Cost of shares redeemed	(23,371)	(41,779)	(6,016)	(860)
Change in net assets resulting from Class R5 capital transactions	8,574	33,765	(4,617)	611
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$730,626	$1,932,271	$755,968	$1,261,772
Distributions reinvested	1,036,204	513,688	244,175	149,682
Cost of shares redeemed	(1,567,983)	(2,627,315)	(371,320)	(745,937)
Change in net assets resulting from Class R6 capital transactions	198,847	(181,356)	628,823	665,517
Total change in net assets resulting from capital transactions	$1,091,263	$167,440	$363,609	$700,425
SHARE TRANSACTIONS:
Class A
Issued	6,431	15,714	977	2,597
Reinvested	13,581	6,530	846	561
Redeemed	(9,991)	(17,883)	(1,218)	(1,972)
Change in Class A Shares	10,021	4,361	605	1,186
Class C
Issued	2,440	4,081	18	73
Reinvested	3,978	1,930	17	13
Redeemed	(3,585)	(8,089)	(27)	(72)
Change in Class C Shares	2,833	(2,078)	8	14
Class I
Issued	11,256	32,251	956	8,179
Reinvested	15,953	7,893	697	671
Redeemed	(17,185)	(36,392)	(6,216)	(9,985)
Change in Class I Shares	10,024	3,752	(4,563)	(1,135)
Class R2
Issued	31	67	16	28
Reinvested	36	20	5	2
Redeemed	(90)	(53)	(3)	(3)
Change in Class R2 Shares	(23)	34	18	27
Class R3
Issued	170	530	—	—
Reinvested	89	37	—	—
Redeemed	(98)	(309)	—	—
Change in Class R3 Shares	161	258	—	—
Class R4
Issued	47	121	—	—
Reinvested	107	63	—	—
Redeemed	(240)	(168)	—	—
Change in Class R4 Shares	(86)	16	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	418	1,651	14	14
Reinvested	282	154	7	9
Redeemed	(498)	(1,011)	(90)	(14)
Change in Class R5 Shares	202	794	(69)	9
Class R6
Issued	15,268	46,586	11,368	19,708
Reinvested	22,874	11,675	3,750	2,257
Redeemed	(33,181)	(63,506)	(5,577)	(11,773)
Change in Class R6 Shares	4,961	(5,245)	9,541	10,192
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$95,158	$130,219	$50,011	$113,173
Distributions reinvested	154,591	117,772	182,611	125,354
Cost of shares redeemed	(135,171)	(237,818)	(180,117)	(249,848)
Change in net assets resulting from Class A capital transactions	114,578	10,173	52,505	(11,321)
Class C
Proceeds from shares issued	3,460	7,843	1,310	3,104
Distributions reinvested	7,892	6,688	5,075	3,701
Cost of shares redeemed	(8,585)	(16,943)	(5,289)	(12,464)
Change in net assets resulting from Class C capital transactions	2,767	(2,412)	1,096	(5,659)
Class I
Proceeds from shares issued	277,079	594,299	113,134	178,446
Distributions reinvested	201,541	158,988	255,719	185,190
Cost of shares redeemed	(421,640)	(854,065)	(338,893)	(494,348)
Change in net assets resulting from Class I capital transactions	56,980	(100,778)	29,960	(130,712)
Class L
Proceeds from shares issued	—	—	155,577	457,110
Distributions reinvested	—	—	622,207	553,376
Cost of shares redeemed	—	—	(1,345,640)	(1,833,787)
Change in net assets resulting from Class L capital transactions	—	—	(567,856)	(823,301)
Class R2
Proceeds from shares issued	6,219	12,062	3,701	10,511
Distributions reinvested	5,526	4,297	13,017	8,055
Cost of shares redeemed	(8,467)	(15,189)	(6,140)	(15,996)
Change in net assets resulting from Class R2 capital transactions	3,278	1,170	10,578	2,570
Class R3
Proceeds from shares issued	7,550	15,083	4,206	9,893
Distributions reinvested	5,224	4,462	12,829	8,203
Cost of shares redeemed	(14,698)	(20,196)	(9,365)	(17,403)
Change in net assets resulting from Class R3 capital transactions	(1,924)	(651)	7,670	693
Class R4
Proceeds from shares issued	5,962	9,799	3,149	2,225
Distributions reinvested	3,281	2,800	5,289	3,301
Cost of shares redeemed	(9,012)	(12,794)	(3,041)	(7,871)
Change in net assets resulting from Class R4 capital transactions	231	(195)	5,397	(2,345)
Class R5
Proceeds from shares issued	55,204	94,737	4,235	8,015
Distributions reinvested	44,184	34,572	9,433	5,811
Cost of shares redeemed	(62,175)	(134,800)	(6,228)	(10,297)
Change in net assets resulting from Class R5 capital transactions	37,213	(5,491)	7,440	3,529
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$737,153	$1,881,493	$1,140,766	$1,242,415
Distributions reinvested	631,042	462,467	806,813	473,479
Cost of shares redeemed	(1,058,504)	(1,342,961)	(1,159,258)	(996,182)
Change in net assets resulting from Class R6 capital transactions	309,691	1,000,999	788,321	719,712
Total change in net assets resulting from capital transactions	$522,814	$902,815	$335,111	$(246,834)
SHARE TRANSACTIONS:
Class A
Issued	2,245	3,286	1,446	3,109
Reinvested	3,932	2,835	5,907	3,417
Redeemed	(3,226)	(5,982)	(5,204)	(6,816)
Change in Class A Shares	2,951	139	2,149	(290)
Class C
Issued	133	300	40	90
Reinvested	345	256	179	108
Redeemed	(338)	(670)	(166)	(363)
Change in Class C Shares	140	(114)	53	(165)
Class I
Issued	5,118	11,926	3,268	4,708
Reinvested	3,926	3,014	8,043	4,940
Redeemed	(7,801)	(17,125)	(9,782)	(13,283)
Change in Class I Shares	1,243	(2,185)	1,529	(3,635)
Class L
Issued	—	—	4,367	12,047
Reinvested	—	—	19,048	14,438
Redeemed	—	—	(36,596)	(47,977)
Change in Class L Shares	—	—	(13,181)	(21,492)
Class R2
Issued	134	271	117	311
Reinvested	125	93	466	238
Redeemed	(178)	(345)	(187)	(467)
Change in Class R2 Shares	81	19	396	82
Class R3
Issued	147	312	125	275
Reinvested	106	87	423	227
Redeemed	(283)	(421)	(277)	(477)
Change in Class R3 Shares	(30)	(22)	271	25
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	112	196	87	60
Reinvested	64	53	168	89
Redeemed	(164)	(255)	(85)	(210)
Change in Class R4 Shares	12	(6)	170	(61)
Class R5
Issued	991	1,834	114	215
Reinvested	836	639	290	152
Redeemed	(1,119)	(2,608)	(169)	(274)
Change in Class R5 Shares	708	(135)	235	93
Class R6
Issued	13,140	36,135	30,713	33,058
Reinvested	11,784	8,450	24,706	12,363
Redeemed	(18,776)	(25,860)	(31,124)	(26,204)
Change in Class R6 Shares	6,148	18,725	24,295	19,217
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$45,217	$133,603
Distributions reinvested	142,547	126,924
Cost of shares redeemed	(159,466)	(305,380)
Change in net assets resulting from Class A capital transactions	28,298	(44,853)
Class C
Proceeds from shares issued	8,391	22,561
Distributions reinvested	15,032	14,960
Cost of shares redeemed	(27,099)	(65,216)
Change in net assets resulting from Class C capital transactions	(3,676)	(27,695)
Class I
Proceeds from shares issued	143,930	353,513
Distributions reinvested	167,768	155,404
Cost of shares redeemed	(268,982)	(590,497)
Change in net assets resulting from Class I capital transactions	42,716	(81,580)
Class L
Proceeds from shares issued	84,609	160,555
Distributions reinvested	129,662	123,810
Cost of shares redeemed	(329,778)	(300,858)
Change in net assets resulting from Class L capital transactions	(115,507)	(16,493)
Class R2
Proceeds from shares issued	35	247
Distributions reinvested	73	62
Cost of shares redeemed	(4)	(174)
Change in net assets resulting from Class R2 capital transactions	104	135
Class R3
Proceeds from shares issued	378	780
Distributions reinvested	242	169
Cost of shares redeemed	(295)	(738)
Change in net assets resulting from Class R3 capital transactions	325	211
Class R4
Proceeds from shares issued	6	288
Distributions reinvested	38	60
Cost of shares redeemed	(275)	(63)
Change in net assets resulting from Class R4 capital transactions	(231)	285
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,536	$1,026
Distributions reinvested	1,856	1,839
Cost of shares redeemed	(4,786)	(2,196)
Change in net assets resulting from Class R5 capital transactions	(1,394)	669
Class R6
Proceeds from shares issued	306,578	669,082
Distributions reinvested	556,381	425,467
Cost of shares redeemed	(793,813)	(986,906)
Change in net assets resulting from Class R6 capital transactions	69,146	107,643
Total change in net assets resulting from capital transactions	$19,781	$(61,678)
SHARE TRANSACTIONS:
Class A
Issued	1,171	3,443
Reinvested	3,885	3,283
Redeemed	(4,139)	(7,882)
Change in Class A Shares	917	(1,156)
Class C
Issued	217	577
Reinvested	411	387
Redeemed	(703)	(1,689)
Change in Class C Shares	(75)	(725)
Class I
Issued	3,733	8,931
Reinvested	4,516	3,980
Redeemed	(6,964)	(15,215)
Change in Class I Shares	1,285	(2,304)
Class L
Issued	2,155	4,138
Reinvested	3,483	3,167
Redeemed	(8,435)	(7,681)
Change in Class L Shares	(2,797)	(376)
Class R2
Issued	1	4
Reinvested	2	2
Redeemed	— (a)	(4)
Change in Class R2 Shares	3	2

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	10	20
Reinvested	7	4
Redeemed	(8)	(19)
Change in Class R3 Shares	9	5
Class R4
Issued	— (a)	8
Reinvested	1	1
Redeemed	(7)	(2)
Change in Class R4 Shares	(6)	7
Class R5
Issued	40	27
Reinvested	50	47
Redeemed	(121)	(56)
Change in Class R5 Shares	(31)	18
Class R6
Issued	7,797	17,172
Reinvested	14,974	10,907
Redeemed	(20,959)	(24,399)
Change in Class R6 Shares	1,812	3,680

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$40.30	$(0.11)	$3.52	$3.41	$—	$(4.92)	$(4.92)
Year Ended June 30, 2025	37.28	(0.16)	5.57	5.41	—	(2.39)	(2.39)
Year Ended June 30, 2024	28.14	(0.13)	9.47	9.34	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Class C
Six Months Ended December 31, 2025 (Unaudited)	30.96	(0.17)	2.72	2.55	—	(4.92)	(4.92)
Year Ended June 30, 2025	29.27	(0.27)	4.35	4.08	—	(2.39)	(2.39)
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Class I
Six Months Ended December 31, 2025 (Unaudited)	43.05	(0.06)	3.76	3.70	—	(4.92)	(4.92)
Year Ended June 30, 2025	39.58	(0.08)	5.94	5.86	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	39.24	(0.16)	3.42	3.26	—	(4.92)	(4.92)
Year Ended June 30, 2025	36.44	(0.26)	5.45	5.19	—	(2.39)	(2.39)
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	40.21	(0.11)	3.51	3.40	—	(4.92)	(4.92)
Year Ended June 30, 2025	37.20	(0.17)	5.57	5.40	—	(2.39)	(2.39)
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	43.06	(0.07)	3.76	3.69	—	(4.92)	(4.92)
Year Ended June 30, 2025	39.59	(0.08)	5.94	5.86	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$38.79	8.27%	$4,827,927	0.99%	(0.53)%	1.07%	15%
40.30	14.70	4,612,408	1.00	(0.44)	1.11	36
37.28	33.34	4,103,661	1.04	(0.41)	1.13	28
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43

28.59	7.98	782,941	1.49	(1.03)	1.58	15
30.96	14.16	760,081	1.50	(0.94)	1.61	36
29.27	32.64	779,526	1.54	(0.91)	1.64	28
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43

41.83	8.41	6,768,918	0.74	(0.28)	0.82	15
43.05	14.99	6,536,149	0.75	(0.19)	0.86	36
39.58	33.68	5,860,279	0.79	(0.16)	0.88	28
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43

37.58	8.11	12,197	1.25	(0.79)	1.35	15
39.24	14.43	13,676	1.26	(0.70)	1.39	36
36.44	33.00	11,464	1.30	(0.67)	1.42	28
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43

38.69	8.26	47,747	1.00	(0.54)	1.08	15
40.21	14.71	43,160	1.01	(0.45)	1.11	36
37.20	33.34	30,327	1.05	(0.42)	1.14	28
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43

41.83	8.39	43,302	0.75	(0.29)	0.82	15
43.06	14.99	48,257	0.76	(0.20)	0.86	36
39.59	33.67	43,769	0.80	(0.17)	0.88	28
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$44.81	$(0.03)	$3.90	$3.87	$—	$(4.92)	$(4.92)
Year Ended June 30, 2025	41.05	(0.02)	6.17	6.15	—	(2.39)	(2.39)
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	45.51	(0.01)	3.97	3.96	—	(4.92)	(4.92)
Year Ended June 30, 2025	41.62	0.02	6.26	6.28	—	(2.39)	(2.39)
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$43.76	8.46%	$174,982	0.60%	(0.14)%	0.67%	15%
44.81	15.17	170,124	0.61	(0.05)	0.71	36
41.05	33.85	123,217	0.65	(0.02)	0.73	28
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43

44.55	8.53	9,990,101	0.50	(0.04)	0.57	15
45.51	15.27	9,980,359	0.51	0.05	0.61	36
41.62	34.01	9,345,278	0.55	0.08	0.63	28
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$63.51	$0.08	$1.99	$2.07	$(0.19)	$(3.62)	$(3.81)
Year Ended June 30, 2025	59.22	0.19	6.84	7.03	(0.15)	(2.59)	(2.74)
Year Ended June 30, 2024	53.29	0.19	5.92	6.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Class C
Six Months Ended December 31, 2025 (Unaudited)	58.60	(0.08)	1.85	1.77	—	(3.62)	(3.62)
Year Ended June 30, 2025	54.96	(0.11)	6.34	6.23	—	(2.59)	(2.59)
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Class I
Six Months Ended December 31, 2025 (Unaudited)	65.18	0.15	2.06	2.21	(0.29)	(3.62)	(3.91)
Year Ended June 30, 2025	60.68	0.34	7.03	7.37	(0.28)	(2.59)	(2.87)
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	62.02	— (f)	1.94	1.94	(0.12)	(3.62)	(3.74)
Year Ended June 30, 2025	57.97	0.04	6.68	6.72	(0.08)	(2.59)	(2.67)
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	65.43	0.20	2.06	2.26	(0.39)	(3.62)	(4.01)
Year Ended June 30, 2025	60.91	0.45	7.03	7.48	(0.37)	(2.59)	(2.96)
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)

42

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$61.77	3.14%	$909,145	1.09%	0.24%	1.20%	41%
63.51	11.79	896,268	1.10	0.31	1.22	61
59.22	11.48	765,572	1.14	0.35	1.25	38
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54

56.75	2.89	16,820	1.59	(0.26)	1.71	41
58.60	11.24	16,870	1.60	(0.19)	1.73	61
54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54

63.48	3.27	767,831	0.84	0.45	0.95	41
65.18	12.08	1,085,716	0.85	0.54	0.97	61
60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54

60.22	3.00	5,147	1.35	(0.01)	1.56	41
62.02	11.52	4,185	1.36	0.07	1.60	61
57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54

63.68	3.34	8,216	0.70	0.59	0.80	41
65.43	12.24	12,959	0.71	0.70	0.82	61
60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54

43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$65.38	$0.25	$2.04	$2.29	$(0.48)	$(3.62)	$(4.10)
Year Ended June 30, 2025	60.86	0.51	7.03	7.54	(0.43)	(2.59)	(3.02)
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

44

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$63.57	3.39%	$4,030,121	0.60%	0.74%	0.70%	41%
65.38	12.36	3,520,747	0.61	0.80	0.72	61
60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$42.00	$(0.16)	$0.83	$0.67	$—	$(4.68)	$(4.68)
Year Ended June 30, 2025	39.72	(0.23)	6.17	5.94	—	(3.66)	(3.66)
Year Ended June 30, 2024	35.03	(0.22)	4.91	4.69	—	—	—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Class C
Six Months Ended December 31, 2025 (Unaudited)	26.39	(0.17)	0.58	0.41	—	(4.68)	(4.68)
Year Ended June 30, 2025	26.27	(0.27)	4.05	3.78	—	(3.66)	(3.66)
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Class I
Six Months Ended December 31, 2025 (Unaudited)	53.41	(0.14)	1.01	0.87	—	(4.68)	(4.68)
Year Ended June 30, 2025	49.51	(0.16)	7.72	7.56	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	46.77	(0.25)	0.89	0.64	—	(4.68)	(4.68)
Year Ended June 30, 2025	43.98	(0.39)	6.84	6.45	—	(3.66)	(3.66)
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	51.60	(0.21)	0.98	0.77	—	(4.68)	(4.68)
Year Ended June 30, 2025	48.08	(0.30)	7.48	7.18	—	(3.66)	(3.66)
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	53.06	(0.15)	1.00	0.85	—	(4.68)	(4.68)
Year Ended June 30, 2025	49.24	(0.19)	7.67	7.48	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)

46

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.99	1.21%	$1,423,081	1.09%	(0.75)%	1.20%	22%
42.00	15.06	1,449,638	1.10	(0.57)	1.22	67
39.72	13.39	1,365,143	1.14	(0.59)	1.26	55
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42

22.12	0.94	43,826	1.59	(1.25)	1.70	22
26.39	14.52	48,594	1.60	(1.07)	1.72	67
26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42

49.60	1.33	2,336,315	0.84	(0.50)	0.93	22
53.41	15.37	2,449,561	0.85	(0.32)	0.96	67
49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42

42.73	1.02	56,578	1.40	(1.06)	1.48	22
46.77	14.75	58,191	1.41	(0.87)	1.50	67
43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42

47.69	1.18	59,245	1.15	(0.81)	1.19	22
51.60	15.02	65,716	1.16	(0.63)	1.21	67
48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42

49.23	1.30	38,255	0.90	(0.57)	0.94	22
53.06	15.29	40,691	0.91	(0.37)	0.96	67
49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$54.84	$(0.11)	$1.02	$0.91	$—	$(4.68)	$(4.68)
Year Ended June 30, 2025	50.70	(0.11)	7.91	7.80	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—	—	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	55.48	(0.09)	1.04	0.95	—	(4.68)	(4.68)
Year Ended June 30, 2025	51.20	(0.06)	8.00	7.94	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

48

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$51.07	1.37%	$561,370	0.74%	(0.40)%	0.78%	22%
54.84	15.49	563,921	0.75	(0.22)	0.80	67
50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42

51.75	1.43	7,700,365	0.65	(0.31)	0.68	22
55.48	15.61	7,914,715	0.66	(0.12)	0.71	67
51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42

49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$35.39	$0.12	$1.40	$1.52	$(0.24)	$(6.39)	$(6.63)
Year Ended June 30, 2025	35.88	0.26	3.58	3.84	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	34.36	0.28	3.29	3.57	(0.34)	(1.71)	(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Class C
Six Months Ended December 31, 2025 (Unaudited)	33.06	0.03	1.32	1.35	(0.10)	(6.39)	(6.49)
Year Ended June 30, 2025	33.75	0.07	3.37	3.44	(0.05)	(4.08)	(4.13)
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Class I
Six Months Ended December 31, 2025 (Unaudited)	36.18	0.16	1.45	1.61	(0.32)	(6.39)	(6.71)
Year Ended June 30, 2025	36.60	0.36	3.63	3.99	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Class L
Six Months Ended December 31, 2025 (Unaudited)	37.00	0.19	1.47	1.66	(0.36)	(6.39)	(6.75)
Year Ended June 30, 2025	37.33	0.42	3.72	4.14	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	32.55	0.06	1.32	1.38	(0.20)	(6.39)	(6.59)
Year Ended June 30, 2025	33.33	0.15	3.33	3.48	(0.18)	(4.08)	(4.26)
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	34.81	0.11	1.39	1.50	(0.25)	(6.39)	(6.64)
Year Ended June 30, 2025	35.37	0.25	3.52	3.77	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)

50

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.28	4.06%	$1,030,674	1.09%	0.65%	1.19%	27%
35.39	10.35	1,128,401	1.10	0.71	1.21	39
35.88	10.75	1,154,573	1.14	0.79	1.24	13
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21

27.92	3.81	26,038	1.59	0.15	1.70	27
33.06	9.78	29,068	1.60	0.20	1.71	39
33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21

31.08	4.21	1,407,704	0.84	0.90	0.94	27
36.18	10.59	1,583,448	0.85	0.95	0.95	39
36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21

31.91	4.26	3,547,160	0.70	1.03	0.79	27
37.00	10.77	4,599,997	0.71	1.09	0.80	39
37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21

27.34	3.96	67,095	1.35	0.39	1.47	27
32.55	10.04	66,990	1.36	0.45	1.48	39
33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21

29.67	4.06	70,884	1.10	0.65	1.19	27
34.81	10.30	73,734	1.11	0.70	1.20	39
35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21

51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$35.86	$0.16	$1.43	$1.59	$(0.33)	$(6.39)	$(6.72)
Year Ended June 30, 2025	36.30	0.35	3.62	3.97	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	36.91	0.20	1.46	1.66	(0.37)	(6.39)	(6.76)
Year Ended June 30, 2025	37.25	0.42	3.71	4.13	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	36.98	0.22	1.47	1.69	(0.40)	(6.39)	(6.79)
Year Ended June 30, 2025	37.32	0.46	3.71	4.17	(0.43)	(4.08)	(4.51)
Year Ended June 30, 2024	35.65	0.46	3.43	3.89	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

52

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.73	4.19%	$29,129	0.85%	0.91%	0.94%	27%
35.86	10.61	27,856	0.86	0.94	0.95	39
36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21

31.81	4.26	52,801	0.70	1.05	0.79	27
36.91	10.78	52,592	0.71	1.10	0.80	39
37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21

31.88	4.35	5,064,070	0.60	1.15	0.69	27
36.98	10.86	4,976,734	0.61	1.20	0.70	39
37.32	11.30	4,304,906	0.65	1.28	0.74	13
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21

53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$38.39	$0.21	$2.10	$2.31	$(0.43)	$(4.12)	$(4.55)
Year Ended June 30, 2025	37.44	0.48	4.33	4.81	(0.50)	(3.36)	(3.86)
Year Ended June 30, 2024	35.00	0.50	4.41	4.91	(0.50)	(1.97)	(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Class C
Six Months Ended December 31, 2025 (Unaudited)	38.36	0.11	2.10	2.21	(0.23)	(4.12)	(4.35)
Year Ended June 30, 2025	37.40	0.29	4.32	4.61	(0.29)	(3.36)	(3.65)
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Class I
Six Months Ended December 31, 2025 (Unaudited)	38.80	0.26	2.12	2.38	(0.52)	(4.12)	(4.64)
Year Ended June 30, 2025	37.80	0.59	4.36	4.95	(0.59)	(3.36)	(3.95)
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Class L
Six Months Ended December 31, 2025 (Unaudited)	38.86	0.28	2.13	2.41	(0.57)	(4.12)	(4.69)
Year Ended June 30, 2025	37.85	0.64	4.38	5.02	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	37.59	0.15	2.06	2.21	(0.37)	(4.12)	(4.49)
Year Ended June 30, 2025	36.80	0.38	4.24	4.62	(0.47)	(3.36)	(3.83)
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	37.67	0.20	2.06	2.26	(0.45)	(4.12)	(4.57)
Year Ended June 30, 2025	36.82	0.47	4.25	4.72	(0.51)	(3.36)	(3.87)
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)

54

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$36.15	5.97%	$1,273,523	0.99%	1.05%	1.09%	25%
38.39	12.90	1,317,334	1.00	1.24	1.11	39
37.44	14.62	1,328,087	1.04	1.39	1.15	17
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34

36.22	5.69	136,796	1.49	0.55	1.60	25
38.36	12.32	147,754	1.50	0.74	1.62	39
37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34

36.54	6.09	1,527,935	0.74	1.30	0.84	25
38.80	13.18	1,572,507	0.75	1.49	0.86	39
37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34

36.58	6.15	1,151,806	0.60	1.43	0.69	25
38.86	13.34	1,332,144	0.62	1.63	0.70	39
37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34

35.31	5.82	656	1.25	0.80	1.43	25
37.59	12.58	590	1.26	0.99	1.42	39
36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34

35.36	5.94	2,556	1.00	1.05	1.17	25
37.67	12.86	2,370	1.01	1.24	1.16	39
36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34

55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$39.14	$0.25	$2.15	$2.40	$(0.48)	$(4.12)	$(4.60)
Year Ended June 30, 2025	38.14	0.60	4.38	4.98	(0.62)	(3.36)	(3.98)
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	38.75	0.28	2.12	2.40	(0.57)	(4.12)	(4.69)
Year Ended June 30, 2025	37.76	0.64	4.36	5.00	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	38.79	0.31	2.12	2.43	(0.61)	(4.12)	(4.73)
Year Ended June 30, 2025	37.80	0.68	4.36	5.04	(0.69)	(3.36)	(4.05)
Year Ended June 30, 2024	35.31	0.68	4.45	5.13	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

56

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$36.94	6.08%	$343	0.75%	1.25%	0.87%	25%
39.14	13.14	587	0.76	1.51	0.86	39
38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34

36.46	6.15	16,537	0.60	1.42	0.69	25
38.75	13.33	18,780	0.61	1.63	0.70	39
37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34

36.49	6.22	4,347,044	0.50	1.55	0.59	25
38.79	13.42	4,550,788	0.51	1.73	0.60	39
37.80	15.17	4,294,901	0.55	1.88	0.64	17
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34

57

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Non-Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$388,327	$—	$—	$388,327
Automobiles	907,090	—	—	907,090
Biotechnology	996,294	—	—	996,294
Broadline Retail	1,042,335	—	—	1,042,335
Building Products	193,169	—	—	193,169
Capital Markets	836,496	—	—	836,496
Communications Equipment	162,181	—	—	162,181
Construction & Engineering	374,111	—	—	374,111
Consumer Staples Distribution & Retail	242,576	—	—	242,576
Electrical Equipment	185,308	—	61,217	246,525
Energy Equipment & Services	144,350	—	—	144,350
Entertainment	805,529	—	—	805,529
Financial Services	495,370	—	—	495,370
Health Care Equipment & Supplies	226,003	—	—	226,003
Health Care Providers & Services	156,288	—	—	156,288
Hotels, Restaurants & Leisure	715,870	—	—	715,870
Household Durables	93,000	—	—	93,000
Industrial Conglomerates	178,658	—	—	178,658
Insurance	83,661	—	—	83,661

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$2,315,224	$—	$—	$2,315,224
IT Services	517,567	—	—	517,567
Life Sciences Tools & Services	344,936	—	—	344,936
Machinery	268,126	—	—	268,126
Oil, Gas & Consumable Fuels	265,861	—	—	265,861
Pharmaceuticals	481,518	—	—	481,518
Real Estate Management & Development	144,505	—	—	144,505
Semiconductors & Semiconductor Equipment	4,079,068	—	—	4,079,068
Software	3,158,975	—	—	3,158,975
Specialty Retail	723,092	—	—	723,092
Technology Hardware, Storage & Peripherals	1,822,016	—	—	1,822,016
Total Common Stocks	22,347,504	—	61,217	22,408,721
Preferred Stocks	—	—	33,000	33,000
Short-Term Investments
Investment Companies	396,123	—	—	396,123
Investment of Cash Collateral from Securities Loaned	459	—	—	459
Total Short-Term Investments	396,582	—	—	396,582
Total Investments in Securities	$22,744,086	$—	$94,217	$22,838,303

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,809,075	$—	$—	$5,809,075

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$826,271	$—	$—	$826,271
Automobiles	60,655	—	—	60,655
Biotechnology	1,256,362	—	—	1,256,362
Broadline Retail	56,107	—	—	56,107
Building Products	129,592	—	—	129,592
Capital Markets	934,648	—	—	934,648
Commercial Services & Supplies	73,871	—	—	73,871
Communications Equipment	122,618	—	—	122,618
Construction & Engineering	482,059	—	—	482,059
Construction Materials	124,540	—	—	124,540
Consumer Staples Distribution & Retail	223,547	—	—	223,547
Diversified Consumer Services	51,786	—	—	51,786
Electrical Equipment	323,402	—	27,640	351,042
Electronic Equipment, Instruments & Components	159,945	—	—	159,945
Energy Equipment & Services	48,871	—	—	48,871

60	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

Mid Cap Growth Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$426,412	$—	$—	$426,412
Financial Services	144,850	—	—	144,850
Health Care Equipment & Supplies	404,795	—	—	404,795
Health Care Providers & Services	269,465	—	—	269,465
Health Care Technology	164,007	—	—	164,007
Hotels, Restaurants & Leisure	1,281,871	—	—	1,281,871
Household Durables	206,057	—	—	206,057
Independent Power and Renewable Electricity Producers	254,613	—	—	254,613
Insurance	77,172	—	—	77,172
Interactive Media & Services	211,956	—	—	211,956
IT Services	683,802	—	—	683,802
Life Sciences Tools & Services	211,902	—	—	211,902
Machinery	226,729	—	—	226,729
Oil, Gas & Consumable Fuels	340,893	—	—	340,893
Pharmaceuticals	12,755	—	—	12,755
Professional Services	126,979	—	—	126,979
Real Estate Management & Development	151,498	—	—	151,498
Semiconductors & Semiconductor Equipment	352,389	—	—	352,389
Software	628,332	—	—	628,332
Specialized REITs	57,246	—	—	57,246
Specialty Retail	693,828	—	—	693,828
Textiles, Apparel & Luxury Goods	158,590	—	—	158,590
Trading Companies & Distributors	137,760	—	—	137,760
Total Common Stocks	12,098,175	—	27,640	12,125,815
Short-Term Investments
Investment Companies	124,252	—	—	124,252
Investment of Cash Collateral from Securities Loaned	325,073	—	—	325,073
Total Short-Term Investments	449,325	—	—	449,325
Total Investments in Securities	$12,547,500	$—	$27,640	$12,575,140

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,357,416	$—	$—	$11,357,416

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,416,286	$—	$—	$8,416,286

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$26,428	$35,690	0.2%
Openai - Common Stocks	10/3/2025	11,267	11,267	0.0%
Canva, Inc. - Common Stocks	10/6/2025	14,261	14,260	0.1%
Anthropic - Preferred Stocks	8/18/2025	33,000	33,000	0.1%
		$84,956	$94,217
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$14,572	$19,850	0.2%
Canva, Inc. - Common Stocks	10/6/2025	7,790	7,790	0.1%
		$22,362	$27,640
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$440	$(440)	$—
Mid Cap Equity Fund	47,412	(47,412)	—
Mid Cap Growth Fund	313,845	(313,845)	—
Mid Cap Value Fund	16,515	(16,515)	—
Value Advantage Fund	28,332	(28,332)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$222,598	$2,005,262	$1,831,774	$24	$13	$396,123	395,965	$4,043	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	313,970	313,510	—	(1)	459	459	276 *	—
Total	$222,598	$2,319,232	$2,145,284	$24	$12	$396,582		$4,319	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$87,757	$1,379,949	$1,329,326	$29	$3	$138,412	138,356	$3,016	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	24,285	266,689	242,206	—	—	48,768	48,768	537 *	—
Total	$112,042	$1,646,638	$1,571,532	$29	$3	$187,180		$3,553	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$26,249	$1,528,567	$1,430,594	$26	$4	$124,252	124,202	$2,851	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	141,650	950,740	767,317	—	—	325,073	325,073	2,477 *	—
Total	$167,899	$2,479,307	$2,197,911	$26	$4	$449,325		$5,328	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$229,278	$2,565,957	$2,606,511	$89	$3	$188,816	188,741	$6,416	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	326,882	309,729	—	—	17,153	17,153	173 *	—
Total	$229,278	$2,892,839	$2,916,240	$89	$3	$205,969		$6,589	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$176,205	$1,821,163	$1,896,319	$89	$(13)	$101,125	101,085	$4,010	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	369,421	340,479	—	—	28,942	28,942	395 *	—
Total	$176,205	$2,190,584	$2,236,798	$89	$(13)	$130,067		$4,405	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$93	$27	$34	n/a	$2	$2	$1	$2	$89	$250
Mid Cap Equity Fund
Transfer agency fees	11	1	5	n/a	3	n/a	n/a	— (a)	41	61
Mid Cap Growth Fund
Transfer agency fees	129	3	11	n/a	15	3	1	4	106	272
Mid Cap Value Fund
Transfer agency fees	38	2	11	$25	12	1	— (a)	1	54	144
Value Advantage Fund
Transfer agency fees	36	12	9	10	— (a)	1	— (a)	— (a)	29	97

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
J. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.50%
Mid Cap Equity Fund	0.60
Mid Cap Growth Fund	0.60
Mid Cap Value Fund	0.60
Value Advantage Fund	0.50
Prior to November 1, 2024, the investment advisory fee was accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$227	$1
Mid Cap Equity Fund	36	—
Mid Cap Growth Fund	40	— (a)
Mid Cap Value Fund	13	— (a)
Value Advantage Fund	26	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	0.99%	1.49%	0.74%	n/a	1.25%	1.00%	0.75%	0.60%	0.50%
Mid Cap Equity Fund	1.09	1.59	0.84	n/a	1.35	n/a	n/a	0.70	0.60
Mid Cap Growth Fund	1.09	1.59	0.84	n/a	1.40	1.15	0.90	0.74	0.65
Mid Cap Value Fund	1.09	1.59	0.84	0.75%	1.35	1.10	0.85	0.70	0.60
Value Advantage Fund	0.99	1.49	0.74	0.75	1.25	1.00	0.75	0.60	0.50

The expense limitation agreements were in effect for the six months ended December 31, 2025 and are in place until at least October 31, 2026.
For the six months ended December 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$5,063	$3,373	$680	$9,116	$—
Mid Cap Equity Fund	1,697	1,131	96	2,924	5
Mid Cap Growth Fund	1,322	881	1,331	3,534	—
Mid Cap Value Fund	3,138	2,094	202	5,434	54
Value Advantage Fund	2,367	1,576	210	4,153	29
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 were as follows:

Growth Advantage Fund	$103
Mid Cap Equity Fund	80
Mid Cap Growth Fund	70
Mid Cap Value Fund	181
Value Advantage Fund	121
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$3,430,812	$4,883,749
Mid Cap Equity Fund	2,333,523	2,312,091
Mid Cap Growth Fund	2,743,649	3,372,531
Mid Cap Value Fund	3,204,452	4,783,856
Value Advantage Fund	2,187,823	3,125,529
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$10,257,990	$12,731,596	$151,283	$12,580,313
Mid Cap Equity Fund	4,465,824	1,455,380	112,129	1,343,251
Mid Cap Growth Fund	9,593,276	3,392,551	410,687	2,981,864
Mid Cap Value Fund	7,764,409	3,800,420	207,413	3,593,007
Value Advantage Fund	5,420,156	3,111,745	115,615	2,996,130
At June 30, 2025, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains) and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$8,628
Mid Cap Growth Fund	—	8,090
Mid Cap Value Fund	46,760	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2025, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	13.0%	1	25.7%
Mid Cap Equity Fund	—	—	1	61.8
Mid Cap Growth Fund	—	—	3	41.6
Mid Cap Value Fund	—	—	3	42.6
Value Advantage Fund	1	11.1	1	15.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2025, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	17.8%
Because Mid Cap Equity Fund, Mid Cap Growth, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

70	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-MC-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s performance for Class A, Class I and Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Equity Fund’s performance for Class A shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Value Fund’s performance for Class A and Class R6 shares was in the first, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Value Advantage Fund’s performance for Class A and Class R6 shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintile of the Peer
Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Value Advantage Fund’s net advisory fee for Class A and Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A and Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 2, 2026